Revenue (Details) - Schedule of disaggregated revenues - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from third parties:
Revenues		¥ 49,182,156	¥ 34,436,772	¥ 25,704,954
Tuition fees Revenue from Third Parties [Member]
Revenue from third parties:
Revenues		23,702,135	4,146,247
Comprehensive Human Resource Services Revenue From Third Parties [Member]
Revenue from third parties:
Revenues		7,840,844
Accommodation Revenue from Third Parties [Member]
Revenue from third parties:
Revenues		5,920,364	228,526
Uniforms, Learning Materials And Other Campus Necessities Revenue from Third Parties [Member]
Revenue from third parties:
Revenues		3,992,076	1,986,186	2,632,611
Course Design, Development and Training Revenue from Third Parties [Member]
Revenue from third parties:
Revenues		3,675,953
Meals Revenue from Third Parties [Member]
Revenue from third parties:
Revenues		2,544,884	2,014,151	660,020
Rental Revenue from Third Parties [Member]
Revenue from third parties:
Revenues			76,191	104,761
Others Revenue From Third Parties [Member]
Revenue from third parties:
Revenues		751,615	61,691	12,699
Subtotal Revenue from Third Parties [Member]
Revenue from third parties:
Revenues		48,427,871	8,512,992	3,410,091
Rental Revenue From Related Party [Member]
Revenue from third parties:
Revenues		754,285	906,667	1,668,572
Rental Revenue From Affected Entity [Member]
Revenue from third parties:
Revenues	[1]		14,152,381	15,284,572
Food Procurement Services Revenue from Affected Entity [Member]
Revenue from third parties:
Revenues			10,864,732	5,341,719
Subtotal Revenue from Affected Entity [Member]
Revenue from third parties:
Revenues			¥ 25,017,113	¥ 20,626,291

[1]	For the fiscal year ended December 31, 2020 and for the eight months ended August 31, 2021, the Group provides operation services including rental services and procurement services for Lianwai School. Although private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, to keep Lianwai School in continuing daily operation, the Group continued to provide essential services without recognizing any revenues relating to such activities to Lianwai School.